Debt Issuance Costs (Notes)	12 Months Ended
Dec. 31, 2013
Deferred Finance Costs [Abstract]
Debt Issuance Costs
DEBT ISSUANCE COSTS

We have incurred debt issuance costs in connection with our long-term debt. These costs are deferred and are being amortized over the term of the related debt.  Upon early retirement or amendment to a debt agreement, certain fees are written off to expense. For the years ended December 31, 2013, 2012 and 2011 and for the period from June 24, 2010 (date of inception) through December 31, 2013, we amortized $38.9 million, $12.7 million, zero and $51.6 million, respectively, of debt issuance costs. In addition, for the years ended December 31, 2013, 2012 and 2011 and for the period from June 24, 2010 (date of inception) through December 31, 2013, we wrote off $118.3 million, zero, zero and $118.3 million, respectively, of debt issuance costs related to early extinguishments of debt.

As of December 31, 2013, we had recorded $296.0 million of debt issuance costs directly associated with the arrangement of debt financing, net of accumulated amortization, as follows (in thousands):

Long-Term Debt	Debt Issuance Costs	Amortization Period	Accumulated Amortization	Net Costs
2013 Liquefaction Credit Facilities	$257,924	7.0 years	$(46,400)	$211,524
2021 Senior Notes	45,325	8.0 years	(3,910)	41,415
2022 Senior Notes	22,226	8.3 years	(195)	22,031
2023 Senior Notes	22,230	10.0 years	(1,160)	21,070
Total	$347,705		$(51,665)	$296,040